FINANCIAL RISK MANAGEMENT - CREDIT RISK - LOSS PROVISION FOR OTHER RECEIVABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 606,452	¥ 255,494
Loss provison	(10,590)	(10,590)
Other receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	606,452	255,494
Loss provison	(10,590)	(10,590)
Stage 1 [member] | Other receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 601,821	¥ 250,863
ECL rates (as percent)	0.99%	2.38%
Loss provison	¥ (5,959)	¥ (5,959)
Stage 2 [member] | Other receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 0	¥ 0
ECL rates (as percent)	0.00%	0.00%
Loss provison	¥ 0	¥ 0
Stage 3 [member] | Other receivables [member]
Disclosure of loss provision for financial assets [line items]
Carrying amount	¥ 4,631	¥ 4,631
ECL rates (as percent)	100.00%	100.00%
Loss provison	¥ (4,631)	¥ (4,631)